Segmented Information - Summary of Reportable Segments and Corporate Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 9,026	$ 4,368
Exploration and evaluation assets	348,645	5,640
Total assets	1,016,548	817,342
Total liabilities	(232,546)	(281,027)
Property, plant and equipment additions	2,189	3,478
Income from discontinued operations	0	122
Net Income/(loss)	(93,568)	(38,488)
Exploration expenditures	(49,197)	(35,961)
Depreciation	(1,742)	(925)
Thacker Pass
Disclosure Of Operating Segments [Line Items]
Exploration expenditures	(44,464)	(35,961)
Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	839	1,074
Total assets	375,257	531,838
Total liabilities	(214,221)	(270,395)
Property, plant and equipment additions	119	582
Net Income/(loss)	2,583	(5,696)
Depreciation	(350)	(267)
Millennial Projects
Disclosure Of Operating Segments [Line Items]
Exploration expenditures	(4,733)
Operating Segments | Organoclay Plant
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment		0
Exploration and evaluation assets		0
Total assets		0
Total liabilities		0
Income from discontinued operations		122
Net Income/(loss)		122
Operating Segments | Thacker Pass
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	3,936	3,294
Exploration and evaluation assets	9,677	5,640
Total assets	16,162	10,744
Total liabilities	(16,021)	(10,632)
Property, plant and equipment additions	1,836	2,896
Net Income/(loss)	(47,236)	(38,847)
Exploration expenditures	(44,413)	(35,961)
Depreciation	(1,193)	(658)
Operating Segments | Cauchari-Olaroz
Disclosure Of Operating Segments [Line Items]
Total assets	271,442	274,760
Net Income/(loss)	(44,736)	$ 5,933
Operating Segments | Millennial Projects
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	4,251
Exploration and evaluation assets	338,968
Total assets	353,687
Total liabilities	(2,304)
Property, plant and equipment additions	234
Net Income/(loss)	(4,179)
Exploration expenditures	(4,784)
Depreciation	$ (199)